Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - 96.1%
Building Products - 1.5%
Johnson Controls International plc 6,464 $ 449,571
Chemicals - 13.6%
Air Products and Chemicals, Inc. 2,488 759,661
Albemarle Corp. 3,349 710,926
FMC Corp. 6,261 602,496
Linde plc 776 303,160
Mosaic Co. (The) 7,363 300,116
Nutrien Ltd. 11,529 795,928
Sociedad Quimica y Minera de Chile SA (ADR) 8,635 636,313
4,108,600
Commercial Services & Supplies - 0.7%
Befesa SA (144A) 5,603 215,227
Containers & Packaging - 2.5%
Smurfit Kappa Group plc 19,280 765,045
Electric Utilities - 12.0%
Acciona SA 4,733 711,525
EDP - Energias de Portugal SA 155,797 730,039
Iberdrola SA 59,050 739,274
NextEra Energy, Inc. 10,137 743,042
Orsted A/S (144A) 8,245 721,146
3,645,026
Electrical Equipment - 8.9%
Bloom Energy Corp. - Class A* 26,041 465,092
Nexans SA 12,382 1,101,698
Vestas Wind Systems A/S* 42,627 1,145,499
2,712,289
Food Products - 8.8%
Archer-Daniels-Midland Co. 5,912 502,284
Bunge Ltd. 5,763 626,265
Costa Group Holdings Ltd. 337,426 752,610
Darling Ingredients, Inc.* 11,273 780,655
2,661,814
Machinery - 2.9%
Deere & Co. 1,392 598,003
Industrie De Nora SpA 13,899 287,638
885,641
Metals & Mining - 30.4%
AVZ Minerals Ltd.*
,¢
283,736 109,096
Capstone Copper Corp.* 68,443 358,269
Champion Iron Ltd. 150,376 605,959
ERO Copper Corp.* 13,788 332,064
First Quantum Minerals Ltd. 22,559 670,300
Hudbay Minerals, Inc. 123,416 736,980
Ivanhoe Mines Ltd. - Class A* 61,595 654,206
Lithium Americas Corp.* 25,037 505,247
Lundin Mining Corp. 58,484 523,857
Lynas Rare Earths Ltd.* 76,475 346,815
NGEx Minerals Ltd.* 39,898 212,486
Nucor Corp. 3,723 640,691
Pan American Silver Corp. 28,713 486,894
Pilbara Minerals Ltd. 174,775 570,017
Rio Tinto Ltd. 9,004 710,304
Talga Group Ltd.* 242,649 217,467
Teck Resources Ltd. - Class B 14,174 629,751

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Wheaton Precious Metals Corp. 20,038 $ 898,303
9,208,706
Oil, Gas & Consumable Fuels - 6.2%
Cameco Corp. 27,359 963,619
NexGen Energy Ltd.* 188,961 928,834
1,892,453
Paper & Forest Products - 3.9%
Louisiana-Pacific Corp. 7,871 599,219
West Fraser Timber Co. Ltd. 6,838 577,172
1,176,391
Professional Services - 2.1%
Jacobs Solutions, Inc. 4,992 626,047
Specialized REITs - 2.6%
Weyerhaeuser Co. 22,983 782,801
Total Common Stocks (cost $28,294,692) 29,129,611
Investment Companies - 4.6%
Money Market Funds - 4.6%
JPMorgan Prime Money Market Fund, Institutional Class, 5.2670%
∞
(cost
$1,393,262) 1,392,337 1,393,312
Total Investments (total cost $29,687,954 ) - 100.7% 30,522,923
Liabilities, net of Cash, Receivables and Other Assets - (0.7%) (213,781)
Net Assets - 100.0% $30,309,142
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,883,341 35.7%
Canada 9,273,910 30.4
Australia 3,312,268 10.8
Denmark 1,866,645 6.1
Spain 1,666,026 5.5
France 1,101,698 3.6
Ireland 765,045 2.5
Portugal 730,039 2.4
Chile 636,313 2.1
Italy 287,638 0.9
Total $ 30,522,923 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

ADR American Depositary Receipt
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2023 is
$109,096, which represents 0.4% of net assets.
∞ Rate shown is the 7-day yield as of July 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $936,373 which represents 3.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Metals & Mining $ 9,099,610 $ — $ 109,096
All Other 19,920,905 — —
Investment Companies 1,393,312 — —
Total Assets $ 30,413,827 $ — $ 109,096

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Subsequent Events
The Board of Trustees of Janus Detroit Street Trust approved a plan to liquidate and terminate the Janus Henderson
Net Zero Transition Resources ETF (“Fund”), effective on or about October 24, 2023 (the “Liquidation Date”). After the close of business on or about October 16, 2023, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on or about October 20, 2023. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about October 26, 2023. Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70439 09-23